Derivative Instruments And Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Concentration of Credit Risk [Abstract]
Derivative Instruments and Concentration of Credit Risk [Text Block]

Note 14. Derivative Instruments and Concentration of Credit Risk

Energy Commodity Derivatives

Risk management activities

We are exposed to market risk from changes in energy commodity prices within our operations. We utilize derivatives to manage our exposure to the variability in expected future cash flows from forecasted purchases and/or sales of natural gas, NGLs and olefins attributable to commodity price risk. The energy commodity derivatives in our current portfolio have not been designated as cash flow hedges or do not qualify for hedge accounting despite hedging our future cash flows on an economic basis.

We produce and sell NGLs and olefins at different locations throughout the United States. We also buy natural gas to satisfy the required fuel and shrink needed to generate NGLs. In addition, we buy NGLs as feedstock to generate olefins. To reduce exposure to a decrease in revenues from fluctuations in NGL and olefin market prices or increases in costs and operating expenses from fluctuations in natural gas and NGL market prices, we may enter into NGL, olefin or natural gas swap agreements, futures contracts, financial or physical forward contracts, and financial option contracts to mitigate the price risk on forecasted sales of NGLs and olefins and purchases of natural gas and NGLs. Those designated as cash flow hedges are expected to be highly effective in offsetting cash flows attributable to the hedged risk during the term of the hedge. However, ineffectiveness may be recognized primarily as a result of locational differences between the hedging derivative and the hedged item.

Volumes

Our energy commodity derivatives are comprised of both contracts to purchase commodities (long positions) and contracts to sell commodities (short positions). Derivative transactions are categorized into two types:

  Central hub risk: Financial derivative exposures to Mont Belvieu for NGLs;

  Basis risk: Financial and physical derivative exposures to the difference in value between the central hub and another specific delivery point.

The following table depicts the notional quantities of the net long (short) positions in our commodity derivatives portfolio as of December 31, 2012. NGLs are presented in barrels.

	Unit of	Central Hub
Derivative Notional Volumes	Measure	Risk	Basis Risk

Not Designated as Hedging Instruments
NGL & Petchem Services	Barrels	(185,000)	(38,256,000)

Gains (losses)

The following table presents gains and losses for our energy commodity derivatives designated as cash flow hedges, as recognized in AOCI, product sales, or product costs.

	Years ended December 31,

	2012	2011	Classification

	(Millions)
Net gain (loss) recognized in other comprehensive
income (loss) (effective portion)	$30	$(18)	AOCI

Net gain (loss) reclassified from accumulated other
comprehensive income (loss) into income			Product Sales or
(effective portion)	$30	$(18)	Product Costs

Concentration of Credit Risk

Cash equivalents

Our cash equivalents are primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government.

Accounts and notes receivable

The following table summarizes concentration of receivables, net of allowances, by product or service at December 31, 2012 and 2011:

	December 31,
	2012	2011

	(Millions)
Receivables by product or service:
Sale of NGLs and related products and services	$393	$404
Transportation of natural gas and related products	169	160
Total	$562	$564

Customers include producers, distribution companies, industrial users, gas marketers and pipelines primarily located in the central, eastern and northwestern United States, Rocky Mountains and the Gulf Coast. As a general policy, collateral is not required for receivables, but customers' financial condition and credit worthiness are evaluated regularly.

Revenues

In 2012, 2011 and 2010, we had one customer in our NGL & Petchem Services segment that accounted for 14 percent, 17 percent, and 15 percent of our consolidated revenues, respectively.